Financial Instruments and Financial Risk Management - Additional Information (Detail)				3 Months Ended		12 Months Ended
	Nov. 12, 2021 CAD ($)	Oct. 31, 2021	Jun. 24, 2021 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding						$ 22,295,710		$ 19,534,988
Convertible debentures				$ 111,411		110,540		19,534,988
Leases term		12 years		12 years	12 years
Variable lease payments 1						1,012,555
Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from current borrowings			$ 2,500,000
Office Space [Member]
Disclosure of detailed information about financial instruments [line items]
Lease obligation				$ 9,529,000
Variable lease payments 1				8,564,000
Two Thousand and Twenty One Convertible Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding						69,034
Convertible debentures				70,542		110,540
Amended [Member] | Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from current borrowings	$ 950,000			1,077,000	$ 1,077,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures								710,924
2021 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Transefrs into level 3 related to debentures						5,285,997
Transfers out of level 3 related to liabilities				0		$ 0
2021 Debentures - host liability [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding							$ 75,000
2019 Debentures - host liability [member] | Discount rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input liabilities						25	25
Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value				0		$ 0		0
Financial liabilities at fair value				$ 0		$ 0		$ 0